ORGANIZATION AND NATURE OF OPERATIONS (Tables)	9 Months Ended
Sep. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule Of Subsidiaries

Company Name	State of Incorporation
Mobiquity Technologies, Inc.	New York
Mobiquity Networks, Inc.	New York
Advangelists, LLC	Delaware